CASH GENERATED BY OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
CASH GENERATED BY OPERATIONS
Schedule of cash generated by operations

			Revised
Figures in million - SA rand	Notes	2017	2016	2015
(Loss)/profit for the year		(4,433.1)	3,042.7	538.2
Royalties	9.1	398.5	566.6	400.6
Mining and income tax	9.2	(2,946.6)	1,202.1	377.2
Interest income		(415.5)	(331.4)	(257.0)
Finance expense	5	2,971.8	903.1	561.8
(Loss)/profit before interest, royalties and tax		(4,424.9)	5,383.1	1,620.8
Non-cash and other adjusting items:
Amortisation and depreciation	4	5,699.7	4,041.9	3,636.6
Share-based payments	6	231.9	496.2	274.4
Loss on financial instruments		764.0	1,094.6	229.5
(Gain)/loss on foreign exchange differences		(546.8)	(418.0)	420.1
Share of results of equity-accounted investees after tax	15	(291.6)	(13.3)	(116.0)
Impairments	8	4,411.0	1,381.1	-
Occupational healthcare expense	26	1,106.9	-	-
Gain on acquisition		-	(2,178.6)	-
Net loss on derecognition of financial guarantee asset and liability		-	-	158.3
Other		147.7	49.3	(93.3)
Total cash generated by operations		7,097.9	9,836.3	6,130.4